Share-based Compensation - Summary of Assumptions Used in the Valuation Model (Details) - Options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assumptions used in the valuation model
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	70.00%	57.00%
Expected term	5 years 4 months 24 days	6 years 14 days	6 years 29 days
Risk-free interest rate	0.90%	0.67%
Minimum
Assumptions used in the valuation model
Expected volatility			54.00%
Risk-free interest rate			2.45%
Maximum
Assumptions used in the valuation model
Expected volatility			55.00%
Risk-free interest rate			2.53%